Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reportable segments [line items]
Revenue	$ 60,817	$ 42,931	$ 44,288
Underlying EBITDA	37,379	22,071	23,158
Depreciation and amortisation	(6,824)	(6,112)	(5,829)
Impairment losses	(264)	(85)	(264)
Underlying EBIT	30,291	15,874	17,065
Exceptional items	(4,385)	(1,453)	(952)
Net finance costs	(1,305)	(911)	(1,064)
Profit before taxation	24,601	13,510	15,049
Capital expenditure (cash basis)	6,606	6,900	6,250
(Loss)/profit from equity accounted investments, related impairments and expenses	(921)	(512)	(546)
Investments accounted for using the equity method	1,742	2,585	2,569
Total assets	108,927	105,733	101,811
Total liabilities	53,322	53,558	50,058
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	60,817	42,931	44,288
Operating segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	3,946	4,070	5,930
Underlying EBITDA	2,300	2,207	4,061
Depreciation and amortisation	(1,739)	(1,445)	(1,560)
Impairment losses	(128)	(12)	(21)
Underlying EBIT	433	750	2,480
Exceptional items	(47)	(6)
Capital expenditure (cash basis)	994	909	645
(Loss)/profit from equity accounted investments, related impairments and expenses	(6)	(4)	(2)
Investments accounted for using the equity method	253	245	239
Total assets	13,775	13,071	12,434
Total liabilities	5,811	4,824	4,102
Operating segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	3,895	4,008	5,853
Operating segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	51	62	77
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	15,726	10,666	10,838
Underlying EBITDA	8,489	4,347	4,550
Depreciation and amortisation	(1,608)	(1,740)	(1,835)
Impairment losses	(72)	(17)	(128)
Underlying EBIT	6,809	2,590	2,587
Exceptional items	(144)	(1,228)
Capital expenditure (cash basis)	2,180	2,434	2,735
(Loss)/profit from equity accounted investments, related impairments and expenses	692	67	303
Investments accounted for using the equity method	1,482	1,558	1,472
Total assets	31,517	28,892	28,378
Total liabilities	4,589	3,535	3,340
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	15,726	10,666	10,838
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	34,475	20,797	17,255
Underlying EBITDA	26,278	14,554	11,129
Depreciation and amortisation	(1,971)	(1,608)	(1,653)
Impairment losses	(13)	(22)	(79)
Underlying EBIT	24,294	12,924	9,397
Exceptional items	(1,319)	(614)	(971)
Capital expenditure (cash basis)	2,188	2,328	1,611
(Loss)/profit from equity accounted investments, related impairments and expenses	(1,126)	(508)	(945)
Total assets	26,171	23,841	22,592
Total liabilities	7,508	5,441	5,106
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	34,475	20,797	17,251
Operating segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue			4
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	5,154	6,242	9,121
Underlying EBITDA	288	1,632	4,067
Depreciation and amortisation	(845)	(807)	(632)
Impairment losses	(20)	(14)	(35)
Underlying EBIT	(577)	811	3,400
Exceptional items	(1,567)	(18)
Capital expenditure (cash basis)	579	603	655
(Loss)/profit from equity accounted investments, related impairments and expenses	(480)	(68)	103
Investments accounted for using the equity method		776	853
Total assets	11,030	12,110	12,124
Total liabilities	3,518	2,601	2,450
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	5,154	6,241	9,121
Operating segments [member] | Coal [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue		1
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,516	1,156	1,144
Underlying EBITDA	24	(669)	(649)
Depreciation and amortisation	(661)	(512)	(149)
Impairment losses	(31)	(20)	(1)
Underlying EBIT	(668)	(1,201)	(799)
Exceptional items	(1,308)	413	19
Capital expenditure (cash basis)	665	626	604
(Loss)/profit from equity accounted investments, related impairments and expenses	(1)	1	(5)
Investments accounted for using the equity method	7	6	5
Total assets	26,434	27,819	26,283
Total liabilities	31,896	37,157	35,060
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	1,567	1,219	1,225
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ (51)	$ (63)	$ (81)